Share Capital (Details) - Schedule of Stock Options Outstanding	12 Months Ended
Dec. 31, 2023 $ / shares shares
Stock Options [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	2,130
Number of options exercisable	1,422
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 2,161
Remaining contractual life (years)	2 years 10 months 20 days
Stock Options [Member] | 15-Jan-19 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	1
Number of options exercisable	1
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 37,800
Expiry date	Jan. 15, 2024
Remaining contractual life (years)	14 days
Stock Options [Member] | 21-Mar-19 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	18
Number of options exercisable	18
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 41,300
Expiry date	Mar. 21, 2024
Remaining contractual life (years)	2 months 19 days
Stock Options [Member] | 1-Jan-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	3
Number of options exercisable	3
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 39,038
Expiry date	Jan. 01, 2024
Remaining contractual life (years)	0 years
Stock Options [Member] | 15-Nov-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	136
Number of options exercisable	136
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 4,200
Expiry date	Nov. 15, 2030
Remaining contractual life (years)	6 years 10 months 17 days
Stock Options [Member] | 15-Nov-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	231
Number of options exercisable	231
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 4,200
Expiry date	Nov. 15, 2025
Remaining contractual life (years)	1 year 10 months 17 days
Stock Options [Member] | 2-Jan-21 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	81
Number of options exercisable	81
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 8,050
Expiry date	Jan. 02, 2026
Remaining contractual life (years)	2 years 3 days
Stock Options [Member] | 2-Jan-21 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	7
Number of options exercisable	7
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 8,050
Expiry date	Jan. 02, 2031
Remaining contractual life (years)	7 years 3 days
Stock Options [Member] | 18-Jan-21 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	17
Number of options exercisable	17
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 8,050
Expiry date	Jan. 18, 2026
Remaining contractual life (years)	2 years 18 days
Stock Options [Member] | 1-Jan-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	29
Number of options exercisable	29
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 2,800
Expiry date	Oct. 29, 2026
Remaining contractual life (years)	2 years 9 months 29 days
Stock Options [Member] | 13-Apr-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	1,136
Number of options exercisable	663
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 770
Expiry date	Apr. 13, 2027
Remaining contractual life (years)	3 years 3 months 10 days
Stock Options [Member] | 12-Jul-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	471
Number of options exercisable	236
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 770
Expiry date	Jul. 12, 2025
Remaining contractual life (years)	1 year 6 months 10 days
Agent Options Outstanding [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	18,474
Number of options exercisable	1,331
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 250.03
Remaining contractual life (years)	4 years 7 months 28 days
Agent Options Outstanding [Member] | 29-Sep-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	162
Number of options exercisable	162
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 4,620
Expiry date	Sep. 28, 2025
Remaining contractual life (years)	1 year 9 months
Agent Options Outstanding [Member] | 29-Sep-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	380
Number of options exercisable	380
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 4,795
Expiry date	Sep. 28, 2025
Remaining contractual life (years)	1 year 9 months
Agent Options Outstanding [Member] | 31-Dec-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	92
Number of options exercisable	92
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 8,050
Expiry date	Jun. 30, 2024
Remaining contractual life (years)	6 months
Agent Options Outstanding [Member] | 11-Jan-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	621
Number of options exercisable	621
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1,771
Expiry date	Jan. 11, 2027
Remaining contractual life (years)	3 years 10 days
Agent Options Outstanding [Member] | 1-Apr-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	76
Number of options exercisable	76
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1,610
Expiry date	Mar. 08, 2027
Remaining contractual life (years)	3 years 2 months 8 days
Agent Options Outstanding [Member] | 31-Oct-23 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	17,143
Number of options exercisable	0
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 5.01
Expiry date	Oct. 31, 2028
Remaining contractual life (years)	4 years 10 months 2 days
Purchase Warrants Outstanding [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	55,737
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 901.62
Purchase Warrants Outstanding [Member] | 29-Sep-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	2,579
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 4,795
Expiry date	Sep. 28, 2025
Purchase Warrants Outstanding [Member] | 31-Dec-20 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	1,849
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 8,050
Expiry date	Jun. 30, 2024
Purchase Warrants Outstanding [Member] | 11-Jan-22 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	14,286
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 1,610
Expiry date	Jan. 10, 2027
Purchase Warrants Outstanding [Member] | 31-Oct-23 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number of options outstanding	37,023
Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 0.07
Expiry date	Oct. 31, 2028